Interim condensed consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 27,989	$ 52,709
Trade and other receivables	642	353
Total current assets	28,631	53,062
Non-current assets
Trade and other receivables	275	307
Property, plant and equipment	465	522
Right-of-use assets	136	202
Exploration assets	172,185	152,226
Total non-current assets	173,061	153,257
Total assets	201,692	206,319
Current liabilities
Trade and other payables	4,913	8,340
Lease liabilities	88	134
Provisions	337	368
Total current liabilities	5,338	8,842
Non-current liabilities
Lease liabilities	60	78
Total non-current liabilities	60	78
Total liabilities	5,398	8,920
Net assets	196,294	197,399
Equity
Contributed equity	257,169	255,364
Reserves	(5,601)	(5,438)
Accumulated losses	(55,274)	(52,527)
Total equity	$ 196,294	$ 197,399